Consolidated Statement of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statements of Income
Net revenue from services rendered	R$ 977,403	R$ 600,779	R$ 454,420
General and administrative expenses	(725,434)	(411,975)	(252,264)
Operating profit	251,969	188,804	202,156
Finance income	145,381	86,871	121,809
Finance expenses	(134,249)	(112,225)	(54,580)
Finance income/(expense), net	11,132	(25,354)	67,229
Net profit/(loss) of investments accounted for using the equity method	(1,067)	(1,500)	0
Profit before income taxes	262,034	161,950	269,385
Income taxes	(42,740)	(45,977)	(49,926)
Profit for the year	219,294	115,973	219,459
Attributable to the shareholders of the parent company	217,579	118,202	220,608
Attributable to non-controlling interests	R$ 1,715	R$ (2,229)	R$ (1,149)
Basic earnings per share	R$ 3.43	R$ 2.14	R$ 4.02
Diluted earnings per share	R$ 3.21	R$ 2.08	R$ 3.85